Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2022	May 02, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [Line Items]
Cash and banks	$ 846.1		$ 998.3
Cash	846.1		998.3
Cash equivalents
Cash equivalents	970.8		840.3
Cash and cash equivalents excluding asset held for sale	1,816.9		1,838.6
Reclassification - Assets held for sale	0.0	$ (15.7)	(20.3)
Cash and cash equivalents	1,816.9		1,818.3	$ 1,883.1
Fixed deposits [member]
Cash equivalents
Cash equivalents	841.1		765.1
Bank Deposit Certificate [Member]
Cash equivalents
Cash equivalents	$ 129.7		$ 75.2